Debt to Affiliates (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 0.20
24% Promissory Note Maturing In September 2009
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Sep. 26, 2009
Debt instrument interest rate	24.00%
36% Percent Promissory Note October 2009
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 28, 2009
Debt instrument interest rate	36.00%
24% Demand Note
Debt Instrument [Line Items]
Debt instrument interest rate	24.00%
12% Promissory Note Maturing In January 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2013
Debt instrument interest rate	12.00%
Debt Instrument Accured Interest Convertible Conversion Price	$ 0.20
Debt Instrument, Convertible, Conversion Price	$ 0.20
24% of Eight Promissory Note Maturing In January 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2013
Debt instrument interest rate	24.00%
24% of One Promissory Note Maturing In January 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2013
Debt instrument interest rate	24.00%
24% of Two Promissory Note Maturing In January 2013
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2013
Debt instrument interest rate	24.00%